Leases - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Option to extend term (in years)	10 years
Operating lease cost	€ 3.8	€ 3.8	€ 4.2
Variable lease costs	0.5	0.4	0.4
Sublease income	€ 0.1	€ 0.1	€ 0.1
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term (in years)	2 years
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term (in years)	12 years